Property, Equipment and Software	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Equipment and Software

8.	Property, equipment and software
Property, equipment and software consist of the following:

	As of December 31,
	2020	2021
Cost:
Mining equipment	—	146,881
Computers and electronic equipment	14,540	27,492
Leasehold improvements	17,130	21,412
Mechanical equipment	1,181	7,694
Software	1,955	5,438
Construction in progress	1,325	665
Motor vehicles	461	470

Total cost	36,592	210,052
Less: Accumulated depreciation and amortization	(24,399)	(24,486)

Property, equipment and software, net	12,193	185,566

Depreciation and amortization expenses recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	For the Years Ended December 31,
	2019	2020	2021
General and administrative expenses	8,062	7,680	6,439
Research and development expenses	3,662	3,874	2,826
Cost of revenues	1,899	217	1,715
Sales and marketing expenses	81	81	29

Total	13,704	11,852	11,009